Business Combination (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Proceeds from Business Combination
The following table reconciles the elements of the net proceeds from the Business Combination as of September 30, 2021 (in thousands):

Recapitalization
Cash inflow from SC Health’s trust account, net of redemptions	$17,966
Cash inflow from PIPE	100,000
Cash inflow from SC Health Sponsor	50,000
Less: Transaction Costs	(43,825)

Net cash received from the Business Combination	$124,141

Summary of Shares Issued
The total number of shares of the Company’s ordinary shares issued and outstanding immediately following the consummation of the Business Combination was approximately 126.7 million, comprising (in thousands):

Number of Shares
Current Rockley’s shareholders prior to the Business Combination	104,016
SC Health Shareholders	1,777
Sponsor Shareholders	10,563
PIPE Investors	10,000
Other Shareholders 1	319

Total number of shares	126,675

1
The Company issued 319,000 ordinary shares at a value of $10.00 per share to Cowen and Company LLC (“Cowen”) and BCW Securities LLC in lieu of cash payment for a portion of the fees payable $3.2 million to Cowen as part of the transaction costs.